Other Current Assets and Other Current Financial Assets - Summary of Prepaid Expenses (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Prepaid Expense Current [Abstract]
Advances for inventories	$ 1,260	$ 2,734
Advertising and promotional expenses paid in advance	370	171
Advances to service suppliers	268	466
Prepaid leases	218	164
Prepaid insurance	103	104
Others	206	145
Current prepaid expenses	$ 2,425	$ 3,784